Expense Example, No Redemption (Vanguard Windsor Fund Participant)	Vanguard Windsor Fund Vanguard Windsor Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	39
3 YEAR	122
5 YEAR	213
10 YEAR	480